UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4173

John Hancock Investors Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock Investors Trust

Ticker: JHI

Quarterly portfolio holdings 7/31/2014

John Hancock INVESTMENTS

John Hancock Investors Trust
As of 7-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^		Value

Corporate Bonds 117.7% (80.4% of Total Investments)					$207,482,228

(Cost $202,709,634)

Consumer Discretionary 17.4%					30,686,971

Auto Components 2.0%
Allison Transmission, Inc. (S)(Z)	7.125	05/15/19	550,000		583,000
American Axle & Manufacturing, Inc. (Z)	6.250	03/15/21	1,000,000		1,060,000
Hyva Global BV (S)	8.625	03/24/16	500,000		517,500
The Goodyear Tire & Rubber Company (Z)	7.000	05/15/22	1,200,000		1,302,000

Automobiles 0.8%
Chrysler Group LLC (Z)	8.250	06/15/21	1,240,000		1,360,900

Hotels, Restaurants & Leisure 1.7%
GLP Capital LP	4.875	11/01/20	1,285,000		1,304,275
Grupo Posadas SAB de CV (S)(Z)	7.875	11/30/17	600,000		609,000
Mohegan Tribal Gaming Authority (S)	11.000	09/15/18	1,000,000		1,000,000
Waterford Gaming LLC (S)	8.625	09/15/14	505,754		112,532

Household Durables 2.2%
Corporacion GEO SAB de CV (H)(S)	9.250	06/30/20	1,000,000		105,000
Modular Space Corp. (S)(Z)	10.250	01/31/19	895,000		921,850
PF Chang's China Bistro, Inc. (S)	10.250	06/30/20	1,300,000		1,319,500
Standard Pacific Corp. (Z)	8.375	05/15/18	140,000		160,650
William Lyon Homes, Inc. (S)	5.750	04/15/19	1,300,000		1,322,750

Internet & Catalog Retail 0.6%
QVC, Inc. (Z)	5.950	03/15/43	1,000,000		1,071,483

Media 6.6%
AMC Entertainment, Inc.	5.875	02/15/22	960,000		974,400
CBS Outdoor Americas Capital LLC (S)	5.250	02/15/22	900,000		897,750
CBS Outdoor Americas Capital LLC (S)	5.625	02/15/24	900,000		898,875
Cinemark USA, Inc. (Z)	7.375	06/15/21	365,000		395,113
Clear Channel Communications, Inc. (Z)	11.250	03/01/21	1,500,000		1,650,000
Clear Channel Communications, Inc., PIK	14.000	02/01/21	2,020,000		2,009,900
DIRECTV Holdings LLC (Z)	5.875	10/01/19	355,000		409,974
Myriad International Holdings BV (S)(Z)	6.000	07/18/20	440,000		485,100
Numericable Group SA (S)	6.250	05/15/24	200,000		201,000
Sinclair Television Group, Inc.	6.375	11/01/21	830,000		871,500
Sirius XM Canada Holdings, Inc. (S)	5.625	04/23/21	CAD	380,000	350,255
Time Warner Cable, Inc. (Z)	8.250	04/01/19	375,000		471,134
Videotron, Ltd.	6.375	12/15/15	300,000		300,750
WMG Acquisition Corp. (S)(Z)	6.000	01/15/21	1,000,000		1,022,500
WMG Acquisition Corp. (S)	6.750	04/15/22	820,000		797,450

Specialty Retail 2.1%
Automotores Gildemeister SA (S)(Z)	8.250	05/24/21	720,000		460,800
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750	10/15/19	1,000,000		1,010,000
L Brands, Inc.	6.950	03/01/33	660,000		686,400
Outerwall, Inc. (Z)	6.000	03/15/19	500,000		511,250
Toys R Us Property Company II LLC (Z)	8.500	12/01/17	225,000		226,980
Toys R Us, Inc. (Z)	10.375	08/15/17	1,000,000		855,000

Textiles, Apparel & Luxury Goods 1.4%
Hot Topic, Inc. (S)(Z)	9.250	06/15/21	1,730,000		1,903,000
Quiksilver, Inc. (S)	7.875	08/01/18	595,000		547,400

1

John Hancock Investors Trust
As of 7-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Consumer Staples 5.7%				$9,953,627

Beverages 2.8%
Ajecorp BV (S)(Z)	6.500	05/14/22	1,000,000	930,500
Corporacion Lindley SA (S)(Z)	4.625	04/12/23	1,000,000	985,000
Cott Beverages, Inc. (S)(Z)	5.375	07/01/22	1,100,000	1,086,250
Crestview DS Merger Sub II, Inc.	10.000	09/01/21	1,005,000	1,129,369
SABMiller Holdings, Inc. (S)(Z)	3.750	01/15/22	750,000	776,453

Food & Staples Retailing 0.7%
Aramark Services, Inc.	5.750	03/15/20	170,000	175,100
Office Depot de Mexico SA de CV (S)	6.875	09/20/20	610,000	646,600
Tops Holding Corp.	8.875	12/15/17	400,000	433,000

Food Products 0.4%
Marfrig Holding Europe BV (S)(Z)	8.375	05/09/18	600,000	631,500

Household Products 0.2%
Reynolds Group Issuer, Inc. (Z)	8.500	05/15/18	390,000	404,625

Tobacco 1.6%
Lorillard Tobacco Company (Z)	6.875	05/01/20	720,000	848,105
Vector Group, Ltd. (Z)	7.750	02/15/21	1,200,000	1,254,000
Vector Group, Ltd. (S)	7.750	02/15/21	625,000	653,125

Energy 17.3%				30,512,544

Energy Equipment & Services 5.3%
Astoria Depositor Corp. (S)	8.144	05/01/21	510,000	540,600
EDC Finance, Ltd. (S)(Z)	4.875	04/17/20	1,000,000	910,000
Inkia Energy, Ltd. (S)(Z)	8.375	04/04/21	1,400,000	1,540,000
Key Energy Services, Inc. (Z)	6.750	03/01/21	1,333,000	1,359,660
Nostrum Oil & Gas Finance BV (S)	6.375	02/14/19	1,000,000	1,046,200
Offshore Group Investment, Ltd. (Z)	7.125	04/01/23	2,000,000	1,975,000
Permian Holdings, Inc. (S)(Z)	10.500	01/15/18	800,000	812,000
RKI Exploration & Production LLC (S)	8.500	08/01/21	565,000	604,550
TMK OAO (S)(Z)	6.750	04/03/20	600,000	554,250

Oil, Gas & Consumable Fuels 12.0%
Alpha Natural Resources, Inc. (S)	7.500	08/01/20	355,000	327,488
American Energy-Permian Basin LLC (S)	7.125	11/01/20	500,000	482,500
Arch Coal, Inc. (S)(Z)	8.000	01/15/19	1,540,000	1,486,100
Carrizo Oil & Gas, Inc. (Z)	7.500	09/15/20	1,200,000	1,299,000
Clayton Williams Energy, Inc.	7.750	04/01/19	1,070,000	1,123,500
Cloud Peak Energy Resources LLC	6.375	03/15/24	620,000	640,150
CNOOC Finance 2012, Ltd. (S)(Z)	5.000	05/02/42	1,000,000	1,040,173
Energy XXI Gulf Coast, Inc. (S)	6.875	03/15/24	405,000	402,975
EV Energy Partners LP (Z)	8.000	04/15/19	405,000	423,225
Global Partners LP (S)	6.250	07/15/22	790,000	781,113
Indo Energy Finance II BV (S)	6.375	01/24/23	300,000	249,750
Lukoil International Finance BV (S)(Z)	4.563	04/24/23	1,000,000	922,500
Memorial Resource Development Corp. (S)	5.875	07/01/22	360,000	350,100
Pacific Rubiales Energy Corp. (S)	5.125	03/28/23	705,000	694,425
Pan American Energy LLC (S)(Z)	7.875	05/07/21	1,100,000	1,145,540
Petrobras International Finance Company (Z)	5.375	01/27/21	500,000	515,030
Petroleos de Venezuela SA (S)	8.500	11/02/17	1,000,000	933,000
Plains All American Pipeline LP (Z)	6.500	05/01/18	1,000,000	1,161,825
Plains Exploration & Production Company	6.875	02/15/23	1,050,000	1,215,375
Rex Energy Corp. (S)	6.250	08/01/22	630,000	622,125
Samson Investment Company (S)(Z)	10.750	02/15/20	1,885,000	1,908,563

2

John Hancock Investors Trust
As of 7-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Energy (continued)

Tullow Oil PLC (S)(Z)	6.000	11/01/20	1,750,000	$1,776,250
Tullow Oil PLC (S)	6.250	04/15/22	500,000	502,500
Valero Energy Corp. (Z)	4.500	02/01/15	205,000	208,876
Valero Energy Corp.	6.125	02/01/20	205,000	239,326
W&T Offshore, Inc. (Z)	8.500	06/15/19	675,000	718,875

Financials 21.0%				37,037,029

Banks 5.5%
Alfa Bank OJSC (S)(Z)	7.750	04/28/21	300,000	303,420
Banco Bradesco SA (S)(Z)	5.750	03/01/22	500,000	522,000
Banco Regional SAECA (S)	8.125	01/24/19	400,000	442,000
Barclays Bank PLC (S)(Z)	10.179	06/12/21	195,000	267,886
BBVA Bancomer SA (S)(Z)	6.500	03/10/21	1,000,000	1,125,000
Credit Agricole SA (7.875% to 1-23-24, then 5 year U.S.
Swap Rate + 4.898%) (Q)(S)	7.875	01/23/24	500,000	531,125
GTB Finance B.V. (S)(Z)	7.500	05/19/16	285,000	298,538
National City Bank of Indiana (Z)	4.250	07/01/18	2,000,000	2,162,630
Sberbank of Russia (S)(Z)	6.125	02/07/22	1,000,000	987,500
Societe Generale SA (P)(Q)(S)	6.000	01/27/20	750,000	721,875
State Bank of India (S)(Z)	4.500	07/27/15	500,000	514,613
VTB Bank OJSC (9.500% to 12-6-22, then 10 Year U.S.
Treasury + 8.067%) (Q)(S)	9.500	12/06/22	1,000,000	942,700
Wells Fargo & Company (5.900% to 6-15-24, then 3 month
LIBOR + 3.110%) (Q)(Z)	5.900	06/15/24	760,000	793,820

Capital Markets 3.9%
E*TRADE Financial Corp. (Z)	6.375	11/15/19	1,000,000	1,060,000
Morgan Stanley (Z)	3.800	04/29/16	1,000,000	1,047,522
Morgan Stanley (Z)	5.750	01/25/21	1,000,000	1,154,105
Morgan Stanley (5.450% to 7-15-19, then 3 month LIBOR +
3.610%) (Q)	5.450	07/15/19	500,000	498,750
The Goldman Sachs Group, Inc. (Z)	5.250	07/27/21	990,000	1,103,999
The Goldman Sachs Group, Inc. (Z)	6.250	09/01/17	1,000,000	1,133,089
Walter Investment Management Corp. (S)(Z)	7.875	12/15/21	875,000	892,500

Consumer Finance 2.7%
American Express Credit Corp. (Z)	5.125	08/25/14	1,000,000	1,002,707
Credit Acceptance Corp. (S)	6.125	02/15/21	565,000	581,950
Credito Real SAB de CV (S)(Z)	7.500	03/13/19	935,000	1,005,125
Enova International, Inc. (S)	9.750	06/01/21	315,000	318,150
First Cash Financial Services, Inc. (S)	6.750	04/01/21	455,000	483,438
Navient LLC (Z)	8.450	06/15/18	485,000	560,175
Springleaf Finance Corp.	6.000	06/01/20	220,000	223,300
Springleaf Finance Corp.	8.250	10/01/23	500,000	570,000

Diversified Financial Services 5.1%
Cementos Progreso Trust (S)(Z)	7.125	11/06/23	1,195,000	1,287,613
CorpGroup Banking SA (S)	6.750	03/15/23	1,000,000	989,362
Corporacion Andina de Fomento (Z)	3.750	01/15/16	690,000	717,913
Gruposura Finance (S)(Z)	5.700	05/18/21	440,000	475,200
Intercorp Retail Trust (S)(Z)	8.875	11/14/18	305,000	331,688
JPMorgan Chase & Company (Z)	3.450	03/01/16	2,000,000	2,081,476
Leucadia National Corp. (Z)	5.500	10/18/23	1,000,000	1,051,254
Nielsen Finance LLC (S)	5.000	04/15/22	800,000	788,000
Rio Oil Finance Trust Series 2014-1 (S)(Z)	6.250	07/06/24	1,250,000	1,302,214

3

John Hancock Investors Trust
As of 7-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Financials (continued)

Insurance 1.8%
CNA Financial Corp. (Z)	7.350	11/15/19	655,000	$800,542
Lincoln National Corp. (7.000% to 5-17-16, then 3 month
LIBOR + 2.358%) (Z)	7.000	05/17/66	370,000	379,944
MetLife, Inc. (Z)	6.817	08/15/18	1,000,000	1,183,742
Symetra Financial Corp. (8.300% to 10-15-17, then 3 month
LIBOR + 4.177%) (S)	8.300	10/15/37	520,000	551,200
Willis North America, Inc. (Z)	7.000	09/29/19	215,000	250,708

Real Estate Investment Trusts 1.2%
Crown Castle Towers LLC (S)(Z)	4.883	08/15/20	750,000	829,901
DuPont Fabros Technology LP	5.875	09/15/21	835,000	851,700
Plum Creek Timberlands LP (Z)	5.875	11/15/15	345,000	364,680

Real Estate Management & Development 0.4%
Forestar USA Real Estate Group, Inc. (S)	8.500	06/01/22	300,000	312,000
General Shopping Investments, Ltd. (12.000% to 3-20-17,
then 5 Year USGG + 11.052%) (Q)(S)	12.000	03/20/17	500,000	473,100

Thrifts & Mortgage Finance 0.4%
Ocwen Financial Corp. (S)	6.625	05/15/19	750,000	766,875

Health Care 7.0%				12,343,161

Health Care Providers & Services 5.6%
21st Century Oncology, Inc.	8.875	01/15/17	1,500,000	1,496,250
21st Century Oncology, Inc.	9.875	04/15/17	1,190,000	987,700
AmerisourceBergen Corp. (Z)	3.500	11/15/21	1,000,000	1,031,573
BioScrip, Inc. (S)	8.875	02/15/21	1,000,000	1,022,500
Community Health Systems, Inc. (S)	5.125	08/01/21	200,000	201,500
Community Health Systems, Inc. (S)	6.875	02/01/22	900,000	920,250
Covenant Surgical Partners, Inc. (S)	8.750	08/01/19	250,000	248,750
DaVita Healthcare Partners, Inc.	5.125	07/15/24	1,395,000	1,374,075
Gentiva Health Services, Inc.	11.500	09/01/18	500,000	530,000
HCA, Inc. (Z)	7.500	02/15/22	130,000	147,225
Select Medical Corp.	6.375	06/01/21	1,475,000	1,511,875
Tenet Healthcare Corp.	6.000	10/01/20	305,000	320,250

Pharmaceuticals 1.4%
Endo Finance LLC (S)(Z)	7.250	01/15/22	1,345,000	1,422,338
Grifols Worldwide Operations, Ltd. (S)(Z)	5.250	04/01/22	500,000	501,875
Salix Pharmaceuticals, Ltd. (S)	6.000	01/15/21	600,000	627,000

Industrials 14.3%				25,223,102

Aerospace & Defense 1.5%
B/E Aerospace, Inc. (Z)	5.250	04/01/22	1,000,000	1,083,750
Ducommun, Inc. (Z)	9.750	07/15/18	160,000	176,400
LMI Aerospace, Inc. (S)	7.375	07/15/19	660,000	667,425
TransDigm, Inc. (S)	6.500	07/15/24	750,000	757,500

Airlines 5.8%
Air Canada (S)	7.750	04/15/21	1,425,000	1,482,000
Air Canada (S)	8.750	04/01/20	1,000,000	1,105,000
Air Canada 2013-1 Class C Pass Through Trust (S)(Z)	6.625	05/15/18	1,000,000	1,046,550
American Airlines 2011-1 Class B Pass Through Trust (S)(Z)	7.000	01/31/18	1,094,647	1,187,692
American Airlines 2013-2 Class B Pass Through Trust	5.600	07/15/20	684,949	719,197
Continental Airlines 1999-1 Class A Pass Through Trust (Z)	6.545	02/02/19	168,045	186,009

4

		Maturity
	Rate (%)	date	Par value^	Value

Industrials (continued)

Continental Airlines 2000-2 Class B Pass Through Trust (Z)	8.307	04/02/18	73,201	$79,057
Delta Air Lines 2007-1 Class A Pass Through Trust (Z)	6.821	08/10/22	605,062	714,336
TAM Capital 3, Inc. (S)(Z)	8.375	06/03/21	505,000	547,925
TAM Capital, Inc. (Z)	7.375	04/25/17	860,000	922,350
UAL 2009-1 Pass Through Trust (Z)	10.400	11/01/16	139,696	157,507
UAL 2009-2A Pass Through Trust (Z)	9.750	01/15/17	385,838	438,890
VRG Linhas Aereas SA (S)	10.750	02/12/23	1,500,000	1,567,500

Building Products 0.6%
Associated Materials LLC	9.125	11/01/17	1,000,000	995,000

Commercial Services & Supplies 0.4%
Garda World Security Corp. (S)	7.250	11/15/21	220,000	223,850
Iron Mountain, Inc. (Z)	8.375	08/15/21	417,000	434,931

Construction & Engineering 0.8%
Aeropuertos Argentina 2000 SA (S)	10.750	12/01/20	1,290,000	1,354,500

Industrial Conglomerates 0.3%
Tenedora Nemak SA de CV (S)	5.500	02/28/23	500,000	517,500

Marine 1.6%
Global Ship Lease, Inc. (S)	10.000	04/01/19	350,000	367,500
Navios Maritime Acquisition Corp. (S)(Z)	8.125	11/15/21	830,000	840,375
Navios Maritime Holdings, Inc. (S)(Z)	7.375	01/15/22	870,000	885,225
Navios South American Logistics, Inc. (S)	7.250	05/01/22	805,000	821,100

Oil, Gas & Consumable Fuels 0.6%
Teekay Offshore Partners LP	6.000	07/30/19	1,085,000	1,076,863

Trading Companies & Distributors 0.8%
Aircastle, Ltd. (Z)	5.125	03/15/21	1,420,000	1,423,550

Transportation Infrastructure 1.9%
CHC Helicopter SA (Z)	9.250	10/15/20	2,448,000	2,625,970
Florida East Coast Holdings Corp. (S)	6.750	05/01/19	790,000	817,650

Information Technology 3.5%				6,072,388

Electronic Equipment, Instruments & Components 0.8%
CDW LLC (Z)	8.000	12/15/18	325,000	344,500
Viasystems, Inc. (S)(Z)	7.875	05/01/19	1,000,000	1,040,000

Internet Software & Services 0.5%
Ancestry.com, Inc., PIK (S)	9.625	10/15/18	220,000	223,850
IAC/InterActiveCorp (Z)	4.875	11/30/18	615,000	631,913

IT Services 0.4%
Brightstar Corp. (S)	9.500	12/01/16	700,000	742,000

Semiconductors & Semiconductor Equipment 1.3%
Advanced Micro Devices, Inc. (S)	7.000	07/01/24	350,000	341,250
Micron Technology, Inc. (S)	5.500	02/01/25	2,000,000	1,990,000

Software 0.5%
First Data Corp.	11.750	08/15/21	650,000	758,875

Materials 14.9%				26,334,098

Chemicals 1.8%
Braskem Finance, Ltd. (Z)	6.450	02/03/24	1,295,000	1,359,362
Rayonier AM Products, Inc. (S)(Z)	5.500	06/01/24	1,345,000	1,324,825
Rentech Nitrogen Partners LP (S)(Z)	6.500	04/15/21	430,000	437,525

5

		Maturity
	Rate (%)	date	Par value^	Value

Materials (continued)

Construction Materials 1.9%
Cemex Finance LLC (S)	6.000	04/01/24	700,000	$701,540
Cemex SAB de CV (S)	9.000	01/11/18	215,000	227,900
China Shanshui Cement Group, Ltd. (S)(Z)	8.500	05/25/16	350,000	361,375
Magnesita Finance, Ltd. (P)(Q)(S)	8.625	04/29/49	1,000,000	997,000
US Concrete, Inc.	8.500	12/01/18	875,000	938,438
Vulcan Materials Company (Z)	7.500	06/15/21	120,000	140,400

Containers & Packaging 1.2%
AEP Industries, Inc.	8.250	04/15/19	355,000	372,750
Ardagh Finance Holdings SA, PIK (S)	8.625	06/15/19	540,000	544,050
Graphic Packaging International, Inc. (Z)	7.875	10/01/18	236,000	246,915
Tekni-Plex, Inc. (S)	9.750	06/01/19	171,000	186,818
Wise Metals Group LLC (S)	8.750	12/15/18	800,000	858,000

Metals & Mining 9.6%
AngloGold Ashanti Holdings PLC (Z)	5.125	08/01/22	1,000,000	974,229
AngloGold Ashanti Holdings PLC	8.500	07/30/20	1,175,000	1,329,513
APERAM (S)(Z)	7.750	04/01/18	300,000	315,750
BlueScope Steel, Ltd. (S)(Z)	7.125	05/01/18	500,000	531,250
Cia Minera Ares SAC (S)(Z)	7.750	01/23/21	995,000	1,077,088
Cliffs Natural Resources, Inc.	6.250	10/01/40	1,935,000	1,690,372
CSN Islands XI Corp. (S)(Z)	6.875	09/21/19	250,000	263,750
Evraz Group SA (S)(Z)	6.500	04/22/20	1,000,000	888,750
Ferrexpo Finance PLC (S)	7.875	04/07/16	600,000	576,000
MMC Norilsk Nickel OJSC (S)(Z)	5.550	10/28/20	1,850,000	1,845,375
Rain CII Carbon LLC (S)(Z)	8.000	12/01/18	945,000	978,075
Rio Tinto Finance USA, Ltd. (Z)	7.125	07/15/28	710,000	925,423
Severstal OAO (S)	4.450	03/19/18	1,000,000	975,000
Steel Dynamics, Inc.	7.625	03/15/20	750,000	795,000
Thompson Creek Metals Company, Inc. (Z)	7.375	06/01/18	2,750,000	2,688,125
Thompson Creek Metals Company, Inc.	12.500	05/01/19	1,000,000	1,125,000

Paper & Forest Products 0.4%
Sappi Papier Holding GmbH (S)(Z)	7.750	07/15/17	600,000	658,500

Telecommunication Services 13.3%				23,425,575

Diversified Telecommunication Services 5.0%
Frontier Communications Corp. (Z)	7.125	03/15/19	530,000	585,650
Frontier Communications Corp. (Z)	8.750	04/15/22	435,000	495,900
GTP Acquisition Partners I LLC (S)(Z)	7.628	06/15/16	620,000	659,630
Inmarsat Finance PLC (S)	4.875	05/15/22	775,000	767,250
Intelsat Luxembourg SA	8.125	06/01/23	1,000,000	1,037,500
T-Mobile USA, Inc.	6.125	01/15/22	250,000	257,188
T-Mobile USA, Inc. (Z)	6.250	04/01/21	800,000	836,000
T-Mobile USA, Inc. (Z)	6.464	04/28/19	495,000	516,038
T-Mobile USA, Inc.	6.625	04/01/23	245,000	256,638
T-Mobile USA, Inc.	6.731	04/28/22	805,000	843,238
T-Mobile USA, Inc. (Z)	6.836	04/28/23	855,000	904,163
Telecom Italia Capital SA	7.175	06/18/19	550,000	621,500
Wind Acquisition Finance SA (S)	7.375	04/23/21	1,000,000	1,042,500

Wireless Telecommunication Services 8.3%
Bharti Airtel International Netherlands BV (S)	5.125	03/11/23	600,000	620,310
Colombia Telecomunicaciones SA ESP (S)(Z)	5.375	09/27/22	1,000,000	1,010,000
Digicel Group, Ltd. (S)	7.125	04/01/22	2,000,000	2,030,000

6

John Hancock Investors Trust
As of 7-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Telecommunication Services (continued)

Digicel Group, Ltd. (S)(Z)	8.250	09/30/20	1,865,000	$1,990,888
Digicel, Ltd. (S)	6.000	04/15/21	500,000	508,750
SBA Communications Corp. (S)	4.875	07/15/22	780,000	744,900
SBA Tower Trust (S)(Z)	2.933	12/15/17	380,000	385,964
SBA Tower Trust (S)(Z)	5.101	04/17/17	580,000	617,793
Sprint Communications, Inc. (Z)	11.500	11/15/21	2,150,000	2,843,375
Sprint Corp. (S)	7.250	09/15/21	700,000	745,500
Telefonica Celular del Paraguay SA (S)	6.750	12/13/22	1,000,000	1,067,500
VimpelCom Holdings BV (S)(Z)	7.504	03/01/22	2,000,000	2,037,400

Utilities 3.3%				5,893,733

Electric Utilities 2.8%
Abengoa Transmision Sur SA (S)(Z)	6.875	04/30/43	1,000,000	1,090,000
Beaver Valley II Funding Corp.	9.000	06/01/17	60,000	63,041
BVPS II Funding Corp.	8.890	06/01/17	249,000	258,621
CE Generation LLC (Z)	7.416	12/15/18	339,550	336,155
Exelon Corp. (Z)	4.900	06/15/15	1,015,000	1,051,890
FPL Energy National Wind LLC (S)	5.608	03/10/24	73,820	72,181
Israel Electric Corp., Ltd. (S)(Z)	6.700	02/10/17	1,000,000	1,086,000
NRG Yield Operating LLC (S)	5.375	08/15/24	660,000	660,000
PNPP II Funding Corp.	9.120	05/30/16	89,000	92,183
W3A Funding Corp. (Z)	8.090	01/02/17	224,168	223,662

Independent Power and Renewable Electricity Producers 0.5%
Dynegy, Inc. (Z)	5.875	06/01/23	1,000,000	960,000

Convertible Bonds 0.7% (0.4% of Total Investments)				$1,152,500

(Cost $908,911)

Telecommunication Services 0.7%				1,152,500

Wireless Telecommunication Services 0.7%
Clearwire Communications LLC (S)(Z)	8.250	12/01/40	1,000,000	1,152,500

Term Loans (M) 0.0% (0.0% of Total Investments)				$0

(Cost $248,529)

Industrials 0.0%				0

Airlines 0.0%
Global Aviation Holdings, Inc. (H)	3.000	02/13/18	514,063	0
Global Aviation Holdings, Inc. (H)	10.000	07/13/17	51,038	0

Capital Preferred Securities (a) 1.5% (1.0% of Total Investments)				$2,618,408

(Cost $2,468,589)

Financials 1.5%				2,618,408

Banks 0.6%
HSBC Finance Capital Trust IX (5.911% to 11-30-15, then 3
month LIBOR + 1.926%) (Z)	5.911	11/30/35	700,000	726,250
Mellon Capital IV (P)(Q)(Z)	4.000	09/15/14	400,000	340,000

Capital Markets 0.9%
The Goldman Sachs Capital II (P)(Q)	4.000	09/15/14	983,000	779,028
The Goldman Sachs Capital III (P)(Q)(Z)	4.000	09/15/14	983,000	773,130

7

John Hancock Investors Trust
As of 7-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

U.S. Government & Agency Obligations 17.3% (11.9% of Total Investments)				$30,574,116

(Cost $30,487,917)

U.S. Government 3.9%				6,876,661

U.S. Treasury
Note (Z)	0.625	09/30/17	400,000	393,688
Note (Z)	1.375	01/31/20	5,000,000	4,861,720
Note (Z)	1.750	05/15/22	395,000	378,089
Note (Z)	2.500	05/15/24	1,250,000	1,243,164

U.S. Government Agency 13.4%				23,697,455

Federal Home Loan Mortgage Corp.(Z)
30 Yr Pass Thru	5.000	03/01/41	2,524,730	2,795,349
30 Yr Pass Thru	6.500	03/01/38	123,213	137,373
Federal National Mortgage Association(Z)
15 Yr Pass Thru	4.000	12/01/24	1,660,291	1,773,520
30 Year Pass Thru	6.500	01/01/39	883,934	994,720
30 Yr Pass Thru	3.000	10/29/27	670,000	625,097
30 Yr Pass Thru	4.000	12/01/40	4,958,476	5,238,165
30 Yr Pass Thru	4.000	09/01/41	3,585,734	3,777,347
30 Yr Pass Thru	4.000	10/01/41	1,831,853	1,931,746
30 Yr Pass Thru	4.000	01/01/42	915,436	965,356
30 Yr Pass Thru	4.500	10/01/40	2,611,021	2,835,303
30 Yr Pass Thru	5.000	02/01/41	362,792	403,465
30 Yr Pass Thru	5.000	04/01/41	625,945	697,097
30 Yr Pass Thru	5.500	06/01/38	754,763	838,085
30 Yr Pass Thru	5.500	08/01/40	219,784	243,841
30 Yr Pass Thru	6.500	07/01/36	246,848	277,609
30 Yr Pass Thru	6.500	10/01/37	145,222	163,382

Foreign Government Obligations 1.2% (0.9% of Total Investments)				$2,205,536

(Cost $2,117,404)

Argentina 0.5%				958,227

Provincia de Neuquen (S)	7.875	04/26/21	557,600	546,448
Republic of Argentina (H)	8.280	12/31/33	462,673	411,779

Dominican Republic 0.6%				1,035,000

Government of Dominican Republic (S)(Z)	5.875	04/18/24	1,000,000	1,035,000

South Korea 0.1%				212,309

Korea Development Bank (Z)	4.375	08/10/15	205,000	212,309

Collateralized Mortgage Obligations 5.0% (3.4% of Total Investments)				$8,805,178

(Cost $8,149,919)

Commercial & Residential 3.4%				6,012,745

American Home Mortgage Assets Trust
Series 2006-6, Class XP IO	2.456	12/25/46	4,757,277	347,757
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1 (P)	2.580	03/25/35	400,218	405,992
Bear Stearns Asset Backed Securities Trust (P)
Series 2004-AC5, Class A1	5.750	10/25/34	325,775	334,307

8

John Hancock Investors Trust
As of 7-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Commercial & Residential (continued)

Commercial Mortgage Pass Through Certificates
Series 2012-LC4, Class C (P)	5.647	12/10/44	290,000	$324,154
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
Series 2004-4, Class 2AR1 (P)	0.695	06/25/34	479,185	450,466
Extended Stay America Trust
Series 2013-ESFL, Class DFL (P) (S)	3.296	12/05/31	475,000	476,925
GSR Mortgage Loan Trust
Series 2006-4F, Class 6A1	6.500	05/25/36	1,981,225	1,671,570
HarborView Mortgage Loan Trust
Series 2005-8, Class 1X IO	2.075	09/19/35	2,836,875	162,198
Series 2007-3, Class ES IO (S)	0.350	05/19/47	5,813,363	61,767
Series 2007-4, Class ES IO	0.350	07/19/47	6,247,421	62,474
Series 2007-6, Class ES IO (S)	0.342	08/19/37	4,880,134	51,851
Hilton USA Trust
Series 2013-HLF, Class EFL (P) (S)	3.906	11/05/30	840,000	843,009
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.072	10/25/36	7,682,948	586,458
Series 2005-AR18, Class 2X IO	1.719	10/25/36	6,909,660	233,817

U.S. Government Agency 1.6%				2,792,433

Federal Home Loan Mortgage Corp.
Series 290, Class IO	3.500	11/15/32	3,162,310	610,289
Series 3830, Class NI IO	4.500	01/15/36	2,699,893	289,658
Series K017, Class X1 IO	1.439	12/25/21	2,837,861	236,150
Series K709, Class X1 IO	1.540	03/25/19	3,229,973	197,762
Series K710, Class X1 IO	1.780	05/25/19	2,459,055	177,652
Federal National Mortgage Association
Series 2012-118, Class IB IO	3.500	11/25/42	1,312,315	295,218
Series 402, Class 3 IO	4.000	11/25/39	427,097	90,544
Series 402, Class 4 IO	4.000	10/25/39	662,006	133,644
Series 407, Class 15 IO	5.000	01/25/40	688,116	140,051
Series 407, Class 21 IO	5.000	01/25/39	340,205	57,695
Series 407, Class 7 IO	5.000	03/25/41	595,800	123,663
Series 407, Class 8 IO	5.000	03/25/41	156,392	33,528
Series 407, Class C6 IO	5.500	01/25/40	1,092,877	240,999
Government National Mortgage Association
Series 2012-114, Class IO	1.038	01/16/53	1,892,452	165,580

Asset Backed Securities 0.5% (0.4% of Total Investments)				$903,528

(Cost $875,183)

ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08/15/25	26,982	26,203
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	407,592	431,875
Westgate Resorts LLC
Series 2012-2A, Class B (S)	4.500	01/20/25	437,845	445,450

			Shares	Value

Common Stocks 0.3% (0.2% of Total Investments)				$608,750

(Cost $1,202,416)

Consumer Discretionary 0.0%				0

Media 0.0%
Vertis Holdings, Inc. (I)			34,014	0

9

John Hancock Investors Trust
As of 7-31-14 (Unaudited)

	Shares	Value
Consumer Staples 0.3%		$608,750

Food Products 0.3%
Tyson Foods, Inc.	12,175	608,750

Industrials 0.0%		0

Airlines 0.0%
Global Aviation Holdings, Inc., Class A (I)	82,159	0

Preferred Securities (b) 2.0% (1.3% of Total Investments)		$3,476,994

(Cost $3,405,163)

Financials 1.0%		1,734,809

Banks 0.5%
FNB Corp. (7.250% to 2-15-24, then 3 month LIBOR + 4.600%) (Z)	30,175	824,683

Consumer Finance 0.4%
Ally Financial, Inc., 7.000% (S)	750	746,250

Real Estate Investment Trusts 0.1%
Crown Castle International Corp., 4.500%	1,635	163,876

Utilities 1.0%		1,742,185

Electric Utilities 0.3%
Exelon Corp.	9,645	473,570

Multi-Utilities 0.7%
Dominion Resources, Inc.	25,022	1,268,615

	Par value	Value

Short-Term Investments 0.1% (0.1% of Total Investments)		$151,000

(Cost $151,000)

Repurchase Agreement 0.1%		151,000

Repurchase Agreement with State Street Corp. dated 7-31-14 at
0.000% to be repurchased at $151,000 on 8-1-14, collateralized by
$155,000 Federal Home Loan Mortgage Corp., 1.100% due 10-5-17
(valued at $154,419, including interest)	$151,000	151,000

Total investments (Cost $252,724,665)† 146.3%		$257,978,238

Other assets and liabilities, net (46.3%)		($81,654,318)

Total net assets 100.0%		$176,323,920

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable of the fund.

^All par values are denominated in U.S. dollars unless otherwise indicated.

CAD Canadian Dollar

IO Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Paid-in-kind

USGG U.S. Generic Government Yield Index

10

John Hancock Investors Trust
As of 7-31-14 (Unaudited)

(a) Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.

(b) Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $118,599,182 or 67.3% of the fund's net assets as of 7-31-14.

(Z) All or a portion of this security is segregated as collateral pursuant to the Credit Facility Agreement. Total collateral value at 7-31-14 was $148,967,194.

† At 7-31-14, the aggregate cost of investment securities for federal income tax purposes was $253,429,251.

Net unrealized appreciation aggregated $4,548,987, of which $10,357,762 related to appreciated investment securities and $5,808,775 related to depreciated investment securities.

The fund had the following country concentration as a percentage of total investments on 7-31-14:

United States	55.1%
Cayman Islands	4.7%
Netherlands	4.4%
Canada	4.0%
Luxembourg	4.0%
United Kingdom	3.1%
Peru	2.7%
Ireland	2.6%
Argentina	2.0%
Bermuda	2.0%
Other Countries	15.4%

Total	100.0%

11

John Hancock Investors Trust
As of 7-31-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of July 31, 2014, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	7-31-14	Price	Inputs	Inputs
Corporate Bonds	$207,482,228	—	$207,369,696	$112,532
Convertible Bonds	1,152,500	—	1,152,500	—
Capital Preferred Securities	2,618,408	—	2,618,408	—
U.S. Government & Agency Obligations	30,574,116	—	30,574,116	—
Foreign Government Obligations	2,205,536	—	2,205,536	—
Collateralized Mortgage Obligations	8,805,178	—	8,629,086	176,092
Asset Backed Securities	903,528	—	903,528	—
Common Stocks	608,750	—	608,750	—
Preferred Securities	3,476,994	$1,906,061	1,570,933	—
Short-Term Investments	151,000	—	151,000	—

Total Investments in Securities	$257,978,238	$1,906,061	$255,783,553	$288,624
Other Financial Instruments:
Forward Foreign Currency Contracts	$7,965	—	$7,965	—
Interest Rate Swaps	($481,904)	—	($481,904)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close

12

John Hancock Investors Trust
As of 7-31-14 (Unaudited)

out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended July 31, 2014, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at July 31, 2014.

					Contractual			Net Unrealized
					Settlement	Unrealized	Unrealized	Appreciation/
Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)

USD	355,982	CAD	380,000	Toronto Dominion Bank	10/1/2014	$7,965	-	$7,965

						$7,965	-	$7,965

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended July 31, 2014, the fund used interest rate swaps to manage against anticipated interest rate changes. The following table summarizes the interest rate swap contracts held as of July 31, 2014.

	USD Notional	Payments Made	Payments Received	Maturity	Market
Counterparty	Amount	by Fund	by Fund	Date	Value

Morgan Stanley
Capital Services	$22,000,000	Fixed 1.442500%	3 Month LIBOR (a)	Aug 2016	($452,079)
Morgan Stanley
Capital Services	22,000,000	Fixed 1.093750%	3 Month LIBOR (a)	May 2017	(29,825)

	$44,000,000				($481,904)

(a) At 7-31-14, the 3-month LIBOR rate was 0.23910%.

No interest rate swap positions were entererd into or colsed during the period ended July 31, 2014.

13

John Hancock Investors Trust
As of 7-31-14 (Unaudited)

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

14

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170	
Phone	Customer service representatives	**800-852-0218**
	Portfolio commentary	**800-344-7054**
	24-hour automated information	**800-843-0090**
	TDD line	**800-231-5469**

This report is for the information of the shareholders of John Hancock Investors Trust.

P5Q3 7/14
9/14

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investors Trust

By:	/s/ Andrew Arnott
__________________
Andrew Arnott
President

Date:	September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
__________________
Andrew Arnott
President

Date:	September 23, 2014

By:	/s/ Charles A. Rizzo
__________________
Charles A. Rizzo
Chief Financial Officer

Date:	September 23, 2014